Share-Based Compensation - Schedule of Stock Option Activity (Detail) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2013
CNH EIP [Member]
Shares
Outstanding at beginning of year	17,666,452
Anti-dilution adjustment for the special dividend	3,796,996
Additional shares issued for the 2012 Grant	171,575
Forfeited	(390,612)
Expired	(345,348)
Exercised	(8,277,318)
Outstanding at ending of year	12,621,745
Exercisable at end of year	6,731,719
Weighted-Average Exercise Price
Outstanding at beginning of year	$ 10.57
Anti-dilution adjustment for the special dividend	$ 8.70
Additional shares issued for the 2012 Grant	$ 8.77
Forfeited	$ 9.36
Expired	$ 11.04
Exercised	$ 8.45
Outstanding at ending of year	$ 8.77
Exercisable at end of year	$ 8.23